Acquisitions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 28, 2016	Jul. 18, 2016	Oct. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Aug. 03, 2016	Jul. 05, 2016	May 12, 2016	Apr. 02, 2016	Nov. 04, 2015
Debt converted into shares			94,735
common stock conversion price per share			$ 1.055
Number of shares issued during period, shares						$ 218,904
Everest Display, Inc [Member]
Accrued accounts payable				$ 4,611,000	$ 4,325,000	$ 3,618,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Accrued accounts payable	$ 57,500,000
Amount owed to settle accounts payable	1,500,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member] | Subsidiaries [Member]
Payments for acquisition	250,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member] | Subsidiaries [Member] | After the Initial Payment [Member]
Payments for acquisition	$ 1,000,000
Series B Preferred Stock [Member]
Number of shares issued in connection with acquisition				1,000,000	1,000,000
Number of shares issued during period, shares
Number of shares issued during period
Class A Common Stock [Member] | Share Purchase Agreement [Member]
Accrued accounts payable							$ 1,500,000
Class A Common Stock [Member] | Everest Display, Inc [Member]
Number of shares converted					2,055,873
Preferred stock converted into fully diluted common stock, percent					22.22%
Class A Common Stock [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Debt converted into shares	327,027				238,095
common stock conversion price per share	$ 6.30
Series C Preferred Stock [Member]
Number of shares issued in connection with acquisition				270,000	270,000	270,000
Number of shares issued during period, shares
Number of shares issued during period
Series C Preferred Stock [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Number of shares issued in connection with acquisition		270,000
Preferred stock, liquidation preference per share		$ 20.00
Number of shares issued during period, shares					$ 39,700,000
Number of shares issued during period					270,000
Ownership percentage					22.22%
Unsecured Convertible Promissory Note [Member] | Marlborough Note [Member]
Business acquisition, transaction costs					$ 2,000,000
Skyview Note [Member]
Senior secured note face amount					$ 3,425,000			$ 4,010,508	$ 3,660,508
Debt interest rate percentage											6.00%
Non-negotiable Convertible Promissory Note [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Settlement of unpaid balance of the account payable	$ 2,000,000
Debt interest rate percentage	4.00%
Mimio from Mim Holdings [Member]
Membership interests acquisition percentage											100.00%
Mim Holdings [Member]
Membership interests acquisition percentage												100.00%
Genesis [Member]
Membership interests acquisition percentage										100.00%
Genesis [Member] | Common Stock [Member]
Number of shares converted					370,040
Preferred stock converted into fully diluted common stock, percent					4.00%
Genesis [Member] | Series B Preferred Stock [Member]
Number of shares issued in connection with acquisition					1,000,000
Genesis [Member] | Non-voting Convertible Series A Preferred Stock [Member]
Number of shares issued in connection with acquisition					250,000
Genesis [Member] | Non-voting Convertible Series A Preferred Stock [Member] | Vert Capital [Member]
Number of shares issued in connection with acquisition					250,000
Genesis [Member] | Class A Common Stock [Member] | Vert Capital [Member] | November 30, 2018 [Member]
Number of shares converted					398,406
Boxlight Group [Member]
Business acquisition, transaction costs		$ 761,622
Boxlight Group [Member] | Share Purchase Agreement [Member]
Membership interests acquisition percentage		100.00%
Hitachi Capital America Corp [Member] | Share Purchase Agreement [Member]
Payments for acquisition	$ 1,000,000
Boxlight Corporation [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Payments for acquisition	$ 5,750,000